Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 29, 2020	Jan. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising and marketing costs			$ 275,858	$ 217,687	$ 484,978	$ 383,104
Loss on abandonment of project development costs						12,194,783
Restricted cash			$ 18,228,113	$ 13,218,879	$ 32,907,800	5,796,398
Grant received							$ 100,000
Mountaineer GM, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage			60.00%		60.00%
Purchase price			$ 100		$ 100
Youth Sports Management, LLc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted stock awards vesting period					12 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted stock awards vesting period					36 months
Project Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loss on abandonment of project development costs		$ 12,194,783
Youth Sports Management, LLc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts					$ 0	$ 1,306,047
Ownership acquired, description	the Company acquired the remaining 50% in Youth Sports for the accounts receivable amounts due from them, which was fully reserved as of the date of the transaction. The results of this non-cash transaction increased the Company’s interest to 100%.